T. ROWE PRICE Dynamic Global Bond Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 2.2%
Government Bonds 2.2%
Commonwealth of Australia, Series 136, 4.75%, 4/21/27  154,000,000 103,073
Total Australia (Cost
$111,252
)
103,073
BAHRAIN 0.2%
Government Bonds 0.2%
Kingdom of Bahrain, 5.625%, 5/18/34 (USD) (1) 12,060,000 9,477
Total Bahrain (Cost
$12,060
)
9,477
BRAZIL 3.3%
Corporate Bonds 0.3%
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD) (1)(2) 17,530,000 12,457
12,457
Government Bonds 3.0%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  672,218,000 117,566
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  156,049,000 26,169
143,735
Total Brazil (Cost
$171,898
)
156,192
CANADA 0.4%
Government Bonds 0.4%
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  23,563,095 21,051
Total Canada (Cost
$25,122
)
21,051
CHILE 1.8%
Government Bonds 1.8%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26  93,020,000,000 87,938
Total Chile (Cost
$133,863
)
87,938
CHINA 0.8%
Convertible Bonds 0.0%
Vnet Group, Zero Coupon, 2/1/26 (USD)  2,070,000 1,774
1,774
Corporate Bonds 0.8%
CIFI Holdings Group, 4.375%, 4/12/27 (USD) (2) 11,400,000 2,464
T. ROWE PRICE Dynamic Global Bond Fund

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CIFI Holdings Group, 4.45%, 8/17/26 (USD) (2) 10,055,000 2,589
Country Garden Holdings, 3.30%, 1/12/31 (USD) (2) 22,424,000 6,783
Kaisa Group Holdings, 8.50%, 6/30/22 (USD) (3)(4) 15,890,000 1,717
Kaisa Group Holdings, 11.50%, 1/30/23 (USD) (3)(4) 8,854,000 968
Kaisa Group Holdings, 11.70%, 11/11/25 (USD) (3)(4) 2,800,000 309
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (3)(4) 13,051,000 1,273
Longfor Group Holdings, 3.85%, 1/13/32 (USD) (2) 11,115,000 7,200
Shimao Group Holdings, 3.45%, 1/11/31 (USD) (3) 17,195,000 2,048
Shimao Group Holdings, 5.20%, 1/16/27 (USD) (3) 2,220,000 286
Times China Holdings, 6.20%, 3/22/26 (USD)  3,220,000 383
Times China Holdings, 6.75%, 7/8/25 (USD)  12,750,000 1,693
Yanlord Land HK, 5.125%, 5/20/26 (USD)  12,835,000 9,033
36,746
Total China (Cost
$104,311
)
38,520
COLOMBIA 0.1%
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $2,732 (USD) (4)(5) † 2,589
Total Colombia (Cost
$2,732
)
2,589
CYPRUS 0.2%
Government Bonds 0.2%
Republic of Cyprus, 2.75%, 5/3/49  11,964,000 9,169
Total Cyprus (Cost
$16,466
)
9,169
DOMINICAN REPUBLIC 0.1%
Government Bonds 0.1%
Dominican Republic, 5.50%, 2/22/29 (USD) (1) 5,435,000 4,698
Total Dominican Republic (Cost
$4,688
)
4,698
FRANCE 0.1%
Corporate Bonds 0.1%
Altice France Holding, 4.00%, 2/15/28 (1) 3,780,000 2,269
Total France (Cost
$3,643
)
2,269
GERMANY 8.6%
Government Bonds 8.6%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  352,124,473 351,984

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  56,421,642 57,719
Total Germany (Cost
$503,325
)
409,703
HUNGARY 1.1%
Government Bonds 1.1%
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  21,496,900,000 34,121
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  14,978,100,000 18,262
Total Hungary (Cost
$80,680
)
52,383
INDIA 0.6%
Corporate Bonds 0.3%
HDFC Bank, 8.10%, 3/22/25  1,200,000,000 14,603
14,603
Government Bonds 0.3%
Republic of India, 6.45%, 10/7/29  1,253,000,000 14,670
14,670
Total India (Cost
$35,086
)
29,273
IRELAND 1.1%
Corporate Bonds 1.1%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  13,050,000 10,436
AerCap Ireland Capital, 3.30%, 1/30/32 (USD)  15,025,000 11,167
AerCap Ireland Capital, 3.50%, 1/15/25 (USD)  11,431,000 10,703
AerCap Ireland Capital, 6.50%, 7/15/25 (USD)  15,701,000 15,696
AerCap Ireland Capital, FRN, SOFR + 0.68%, 3.651%, 9/29/23
(USD)  6,390,000 6,278
Total Ireland (Cost
$63,314
)
54,280
ISRAEL 1.6%
Government Bonds 1.6%
State of Israel, Series 0347, 3.75%, 3/31/47  273,651,000 76,672
Total Israel (Cost
$97,090
)
76,672
IVORY COAST 0.0%
Government Bonds 0.0%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  2,560,000 1,689
Total Ivory Coast (Cost
$1,633
)
1,689

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MALAYSIA 0.8%
Government Bonds 0.8%
1MDB Global Investments, 4.40%, 3/9/23 (USD)  16,300,000 15,616
Government of Malaysia, Series 0216, 4.736%, 3/15/46  67,360,000 14,038
Government of Malaysia, Series 0518, 4.921%, 7/6/48  50,920,000 10,765
Total Malaysia (Cost
$45,238
)
40,419
MEXICO 1.4%
Corporate Bonds 0.0%
Mexico City Airport Trust, 5.50%, 10/31/46 (USD)  1,090,000 689
Mexico City Airport Trust, 5.50%, 7/31/47 (USD) (1) 1,020,000 639
1,328
Government Bonds 1.4%
United Mexican States, Series M, 8.00%, 11/7/47  543,634,000 22,783
United Mexican States, Series M 20, 8.50%, 5/31/29  935,000,000 43,775
66,558
Total Mexico (Cost
$70,625
)
67,886
NETHERLANDS 0.2%
Common Stocks 0.0%
Fortenova Group STAK Stichting, ADR  597,196 222
222
Convertible Bonds 0.0%
Fortenova Group TopCo, 2.50%, 4/1/24, (2.50% PIK) (6) 2,557,406 953
953
Corporate Bonds 0.2%
NXP, 5.00%, 1/15/33 (USD) (2) 10,730,000 9,635
9,635
Total Netherlands (Cost
$11,929
)
10,810
NEW ZEALAND 1.3%
Government Bonds 1.3%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  153,469,000 60,552
Total New Zealand (Cost
$95,492
)
60,552

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PHILIPPINES 1.1%
Government Bonds 1.1%
Republic of Philippines, 3.90%, 11/26/22  1,425,000,000 24,067
Republic of Philippines, 6.25%, 1/14/36  1,679,000,000 26,368
Total Philippines (Cost
$65,455
)
50,435
QATAR 0.1%
Corporate Bonds 0.1%
Qatar Energy, 2.25%, 7/12/31 (USD)  8,240,000 6,656
Total Qatar (Cost
$8,294
)
6,656
ROMANIA 1.4%
Government Bonds 1.4%
Republic of Romania, 2.00%, 1/28/32 (EUR) (1) 4,485,000 2,716
Republic of Romania, Series 10Y, 5.00%, 2/12/29  313,590,000 51,366
Republic of Romania, Series 15YR, 5.80%, 7/26/27  64,950,000 11,475
Total Romania (Cost
$98,786
)
65,557
SERBIA 1.6%
Government Bonds 1.6%
Republic of Serbia, Series 10Y, 5.875%, 2/8/28  5,669,670,000 44,397
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  5,187,930,000 34,012
Total Serbia (Cost
$112,725
)
78,409
SOUTH AFRICA 3.7%
Government Bonds 3.7%
Republic of South Africa, Series R186, 10.50%, 12/21/26  1,557,220,000 89,091
Republic of South Africa, Series 2030, 8.00%, 1/31/30  810,000,000 38,338
Republic of South Africa, Series 2048, 8.75%, 2/28/48  1,193,310,000 49,849
Total South Africa (Cost
$210,508
)
177,278
SWEDEN 1.6%
Government Bonds 1.6%
Kingdom of Sweden, Series 1053, 3.50%, 3/30/39  270,000,000 28,944
Kingdom of Sweden, Series 1056, 2.25%, 6/1/32  540,845,000 49,181
Total Sweden (Cost
$102,612
)
78,125

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SWITZERLAND 0.2%
Corporate Bonds 0.2%
Credit Suisse Group, VR, 6.537%, 8/12/33 (USD) (1)(7) 12,135,000 10,881
Total Switzerland (Cost
$12,135
)
10,881
THAILAND 1.8%
Government Bonds 1.8%
Kingdom of Thailand, 3.60%, 6/17/67  952,465,000 20,050
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  2,422,619,719 63,880
Total Thailand (Cost
$105,824
)
83,930
UNITED KINGDOM 6.8%
Corporate Bonds 0.1%
Merlin Entertainments, 5.75%, 6/15/26 (USD)  1,215,000 1,148
Motion Bondco, 6.625%, 11/15/27 (USD) (1)(2) 2,200,000 1,859
3,007
Government Bonds 6.7%
United Kingdom Inflation-Linked Gilt, Series 3MO, 0.125%,
3/22/24  282,214,487 321,655
321,655
Total United Kingdom (Cost
$404,123
)
324,662
UNITED STATES 41.4%
Asset-Backed Securities 2.0%
Applebee's Funding, Series 2019-1A, Class A2I, 4.194%,
6/5/49 (1) 4,407,480 4,176
Carmax Auto Owner Trust, Series 2019-2, Class C, 3.16%,
2/18/25  6,340,000 6,273
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%,
5/15/28  2,975,000 2,921
Driven Brands Funding, Series 2018-1A, Class A2, 4.739%,
4/20/48 (1) 2,360,238 2,245
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (1) 4,852,775 4,294
Exeter Automobile Receivables Trust, Series 2021-1A, Class E,
2.21%, 2/15/28 (1) 17,480,000 16,053
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%,
7/30/52 (1) 19,200,000 18,477

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48 (1) 10,834,411 10,149
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (1) 4,494,938 3,858
Progress Residential Trust, Series 2022-SFR5, Class D, 5.734%,
6/17/39 (1) 1,095,000 1,032
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class
B, 5.281%, 5/15/32 (1) 15,518,148 15,227
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
C, 5.916%, 8/16/32 (1) 3,030,000 3,030
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
D, 6.793%, 8/16/32 (1) 7,140,000 7,140
94,875
Bank Loans 0.4% (8)
Clear Channel Outdoor Holdings, FRN, 1M USD LIBOR + 3.50%,
6.306%, 8/21/26  7,929,750 7,060
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 9.625%, 6/4/29  5,850,000 3,920
IRB Holding, FRN, 1M TSFR + 3.00%, 5.595%, 12/15/27  4,644,275 4,342
Life Time, FRN, 1M USD LIBOR + 4.75%, 7.82%, 12/16/24  2,496,426 2,462
Nascar Holdings, FRN, 3M USD LIBOR + 2.50%, 5.615%,
10/19/26  993,539 975
RealPage, FRN, 1M USD LIBOR + 3.00%, 5.524%, 4/24/28  2,694,638 2,520
21,279
Corporate Bonds 3.2%
AEP Texas, 5.25%, 5/15/52  10,785,000 9,839
Citigroup, VR, 4.91%, 5/24/33 (7) 21,555,000 19,836
CoreLogic, 4.50%, 5/1/28 (1) 11,695,000 7,953
KeyCorp, VR, 4.789%, 6/1/33 (7) 12,945,000 11,872
Lions Gate Capital Holdings, 5.50%, 4/15/29 (1) 11,230,000 8,338
NextEra Energy Capital Holdings, 5.00%, 7/15/32  8,435,000 8,060
NGL Energy Partners, 7.50%, 11/1/23 (2) 6,000,000 5,790
Pacific Gas & Electric, 3.30%, 8/1/40  2,250,000 1,445
Pacific Gas & Electric, 3.50%, 8/1/50  9,775,000 5,938
Pacific Gas & Electric, 4.95%, 7/1/50  6,233,000 4,581
PG&E, 5.00%, 7/1/28 (2) 2,395,000 2,066
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 7.177%,
10/15/26 (1) 14,775,000 13,944
SBA Tower Trust, 2.836%, 1/15/25 (1) 7,420,000 6,954
Select Medical, 6.25%, 8/15/26 (1) 17,100,000 15,989
Townsquare Media, 6.875%, 2/1/26 (1) 5,844,000 5,318
UnitedHealth Group, 4.75%, 5/15/52  11,565,000 10,371
Verizon Communications, 3.55%, 3/22/51  13,185,000 9,246
Vistra, VR, 7.00% (1)(7)(9) 7,285,000 6,374
153,914

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Municipal Securities 0.5%
Puerto Rico Commonwealth, VR, 11/1/43 (4)(10) 5,112,108 2,556
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  343,672 316
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,322,744 729
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,027,849 904
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  923,898 790
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  792,950 651
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  1,078,109 841
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  1,121,218 839
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.25%, 7/1/23  573,961 577
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,144,738 1,156
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,134,370 1,158
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,115,968 1,141
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,083,929 1,105
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  11,530,000 10,049
22,812
Non-U.S. Government Mortgage-Backed Securities 2.1%
BANK, Series 2020-BN25, Class AS, 2.841%, 1/15/63  8,515,000 6,874
BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%,
2/15/53  7,995,000 6,494
Benchmark Mortgage Trust, Series 2020-B16, Class AM, ARM,
2.944%, 2/15/53  5,730,000 4,695
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1,
CMO, ARM, 4.272%, 11/25/61 (1) 4,559,137 4,391
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M USD LIBOR + 2.15%, 4.968%, 4/15/34 (1) 5,535,000 5,220
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1) 4,517,000 3,957
Connecticut Avenue Securities Trust, Series 2022-R06, Class
1M1, CMO, ARM, SOFR30A + 2.75%, 5.031%, 5/25/42 (1) 6,457,279 6,451
GCAT Trust, Series 2022-NQM3, Class A1, CMO, ARM, 4.348%,
4/25/67 (1) 11,789,284 11,315

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Natixis Commercial Mortgage Securities Trust, Series 2019-
MILE, Class A, ARM, 1M USD LIBOR + 1.50%, 4.318%,
7/15/36 (1) 7,500,000 7,377
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M1A, CMO, ARM, SOFR30A + 1.30%, 3.581%, 2/25/42 (1) 11,102,576 10,906
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO,
ARM, 2.75%, 10/25/57 (1) 1,491,114 1,433
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1) 1,244,974 1,207
Towd Point Mortgage Trust, Series 2018-3, Class A1, CMO,
ARM, 3.75%, 5/25/58 (1) 2,442,478 2,343
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57 (1) 15,370,914 13,649
Verus Securitization Trust, Series 2022-1, Class A1, CMO, STEP,
2.724%, 1/25/67 (1) 17,214,832 15,165
101,477
U.S. Treasury Obligations 33.2%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23  143,759,840 142,187
U.S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23  121,782,838 119,899
U.S. Treasury Notes, 0.125%, 1/31/23  625,000,000 617,578
U.S. Treasury Notes, 0.125%, 3/31/23  147,000,000 144,290
U.S. Treasury Notes, 0.125%, 6/30/23  305,000,000 296,088
U.S. Treasury Notes, 1.625%, 11/15/22  70,000,000 69,869
U.S. Treasury Notes, 2.00%, 2/15/23  200,000,000 198,688
1,588,599
Total United States (Cost
$2,039,593
)
1,982,956
SHORT-TERM INVESTMENTS 7.4%
Euro Treasury Obligations 2.7%
German Treasury Bill, 0.095%, 12/14/22  132,000,000 129,155
129,155
Money Market Funds 4.7%
T. Rowe Price Government Reserve Fund, 3.07% (11)(12) 226,435,300 226,435
226,435
Total Short-Term Investments (Cost $360,778) 355,590

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 3.07% (11)(12) 15,454,625 15,455
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 15,455
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 3.07% (11)(12) 11,644,108 11,644
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 11,644
Total Securities Lending Collateral (Cost $27,099) 27,099
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.6%
OTC Options Purchased 0.6%
Counterparty Description Contracts
Notional
Amount $ Value
BNP Paribas
EUR Call / USD Put,
10/3/22 @ $1.15 (4) 1 94,275 —
Morgan Stanley
EUR Call / USD Put,
10/3/22 @ $1.15 (4) 1 94,275 —
Morgan Stanley
S&P 500 Index,
Put, 11/18/22 @
$3,350.00 (4) 2,096 751,546 13,373
Morgan Stanley
S&P 500 Index,
Put, 12/16/22 @
$3,300.00 (4) 1,894 679,116 15,180
Total Options Purchased (Cost $22,089) 28,553
Total Investments in Securities 94.2%
(Cost $5,160,468) $ 4,508,774
Other Assets Less Liabilities 5.8% 278,741
Net Assets 100.0% $ 4,787,515

T. ROWE PRICE Dynamic Global Bond Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$278,961 and represents 5.8% of net assets.
(2) All or a portion of this security is on loan at September 30, 2022.
(3) Security is in default or has failed to make a scheduled interest and/or principal payment.
(4) Non-income producing
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$2,589 and represents 0.1% of net assets.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(9) Perpetual security with no stated maturity date.
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar

T. ROWE PRICE Dynamic Global Bond Fund

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.
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.
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BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CPI Consumer Price Index
CZK Czech Koruna
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HUF Hungarian Forint
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
SWAPS 2.2%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.2)%
Bahrain 0.0%
Barclays Bank, Protection Bought
(Relevant Credit: Government of Bahrain),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD) 8,427 115 175 (60)
JPMorgan Chase, Protection Bought
(Relevant Credit: Government of Bahrain),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 (USD) 15,413 891 561 330
Total Bahrain 736 270
Luxembourg (0.0)%
Barclays Bank, Protection Bought
(Relevant Credit: Glencore Finance
Europe), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/23 11,714 (345) (338) (7)
Citibank, Protection Bought (Relevant
Credit: Glencore Finance Europe), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/23 9,886 (291) (271) (20)
Citibank, Protection Bought (Relevant
Credit: Glencore Finance Europe), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/23 3,210 (94) (114) 20
JPMorgan Chase, Protection Bought
(Relevant Credit: Glencore Finance
Europe), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/23 3,000 (88) (144) 56
Total Luxembourg (867) 49
United States (0.2)%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 20,610 (835) (2,112) 1,277
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 92,800 (3,759) (8,019) 4,260

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 24,750 (1,003) (2,623) 1,620
JPMorgan Chase, Protection Bought
(Relevant Credit: Murphy Oil), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 2,045 217 248 (31)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 46,400 (1,880) (3,767) 1,887
Total United States (16,273) 9,013
Total Bilateral Credit Default Swaps, Protection
Bought (16,404) 9,332
Credit Default Swaps, Protection Sold 0.1%
Luxembourg 0.1%
JPMorgan Chase, Protection Sold
(Relevant Credit: ArcelorMittal, Baa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 28,950 2,168 3,762 (1,594)
Total Luxembourg 3,762 (1,594)
Portugal 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: EDP Finance, Baa3*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/22 41,353 52 45 7
Total Portugal 45 7
United States 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/23 * 13,860 17 19 (2)
Barclays Bank, Protection Sold (Relevant
Credit: CCO Holdings, B1*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/23 7,450 311 304 7
Barclays Bank, Protection Sold (Relevant
Credit: Ford Motor, Ba2*), Receive 5.00%
Quarterly, Pay upon credit default, 3/20/23 13,050 203 215 (12)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Barclays Bank, Protection Sold (Relevant
Credit: Murphy Oil, Ba2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/23 16,500 (332) (328) (4)
Credit Suisse, Protection Sold (Relevant
Credit: Calpine, B2*), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/23 21,650 499 412 87
Credit Suisse, Protection Sold (Relevant
Credit: Ford Motor, Ba2*), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/23 12,650 286 222 64
Goldman Sachs, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/22 14,970 12 11 1
Total United States 855 141
Total Bilateral Credit Default Swaps, Protection Sold 4,662 (1,446)
Total Bilateral Swaps (11,742) 7,886
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 2.3%
Credit Default Swaps, Protection Bought 1.1%
Foreign/Europe 0.5%
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S38, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 474,500 23,935 18,041 5,894
Total Foreign/Europe 5,894
France (0.0)%
Protection Bought (Relevant Credit:
Sanofi), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 14,200 (271) (314) 43
Total France 43
Luxembourg (0.0)%
Protection Bought (Relevant Credit:
Glencore Finance Europe), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 19,570 (2,130) (4,346) 2,216
Total Luxembourg 2,216

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
South Africa 0.1%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 (USD) 47,350 4,923 4,102 821
Total South Africa 821
United States 0.5%
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/27 12,270 782 725 57
Protection Bought (Relevant Credit:
Macy's), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 23,770 4,281 4,278 3
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S33, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/24 161,251 (2,207) (1,753) (454)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 339,750 13,424 15,068 (1,644)
Protection Bought (Relevant Credit: Markit
CDX.NA.IG-S39, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 1,119,700 3,501 2,625 876
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 6/21/27 8,180 866 900 (34)
Protection Bought (Relevant Credit:
Occidental Petroleum), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 30,945 608 1,461 (853)
Protection Bought (Relevant Credit: Xerox),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/27 18,860 3,302 2,770 532
Total United States (1,517)
Total Centrally Cleared Credit Default Swaps,
Protection Bought 7,457

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.0%
Luxembourg 0.0%
Protection Sold (Relevant Credit:
ArcelorMittal, Baa3*), Receive 5.00%
Quarterly, Pay upon credit default, 6/21/27 7,680 556 520 36
Total Luxembourg 36
Total Centrally Cleared Credit Default Swaps,
Protection Sold 36
Interest Rate Swaps 1.3%
Canada 0.2%
5 Year Interest Rate Swap, Pay Fixed
2.373% Semi-Annually, Receive Variable
4.015% (3M CAD CDOR) Semi-Annually,
3/15/27 131,760 5,526 4 5,522
5 Year Interest Rate Swap, Pay Fixed
3.493% Semi-Annually, Receive Variable
3.035% (3M CAD CDOR) Semi-Annually,
7/14/27 46,895 329 1 328
5 Year Interest Rate Swap, Pay Fixed
3.496% Semi-Annually, Receive Variable
3.035% (3M CAD CDOR) Semi-Annually,
7/14/27 46,895 323 — 323
5 Year Interest Rate Swap, Pay Fixed
3.510% Semi-Annually, Receive Variable
3.035% (3M CAD CDOR) Semi-Annually,
7/14/27 45,591 293 — 293
Total Canada 6,466
China 0.0%
5 Year Interest Rate Swap, Pay Fixed
2.436% Quarterly, Receive Variable
1.550% (7 Day Interbank Repo) Quarterly,
9/27/27 266,500 165 — 165
5 Year Interest Rate Swap, Pay Fixed
2.480% Quarterly, Receive Variable
1.450% (7 Day Interbank Repo) Quarterly,
9/28/27 66,800 22 — 22
5 Year Interest Rate Swap, Pay Fixed
2.482% Quarterly, Receive Variable
1.450% (7 Day Interbank Repo) Quarterly,
9/28/27 210,000 70 — 70

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
2.500% Quarterly, Receive Variable
2.060% (7 Day Interbank Repo) Quarterly,
9/30/27 96,800 24 1 23
5 Year Interest Rate Swap, Pay Fixed
2.540% Quarterly, Receive Variable
1.685% (7 Day Interbank Repo) Quarterly,
9/29/27 66,800 (2) — (2)
Total China 278
Mexico (0.3)%
5 Year Interest Rate Swap, Receive Fixed
7.176% 28 Days, Pay Variable 8.951%
(MXIBTIIE) 28 Days, 11/16/26 1,516,780 (5,609) — (5,609)
5 Year Interest Rate Swap, Receive Fixed
7.260% 28 Days, Pay Variable 8.940%
(MXIBTIIE) 28 Days, 11/13/26 574,565 (2,045) — (2,045)
5 Year Interest Rate Swap, Receive Fixed
7.295% 28 Days, Pay Variable 8.928%
(MXIBTIIE) 28 Days, 11/12/26 1,533,500 (5,368) 1 (5,369)
5 Year Interest Rate Swap, Receive Fixed
7.345% 28 Days, Pay Variable 8.915%
(MXIBTIIE) 28 Days, 11/11/26 935,155 (3,195) — (3,195)
Total Mexico (16,218)
United Kingdom 1.4%
30 Year Interest Rate Swap, Pay Fixed
0.912% Annually, Receive Variable 0.162%
(GBP SONIA) Annually, 9/27/51 86,175 45,510 (6) 45,516
30 Year Interest Rate Swap, Pay Fixed
1.442% Annually, Receive Variable 0.162%
(GBP SONIA) Annually, 3/18/52 19,190 8,097 — 8,097
30 Year Interest Rate Swap, Pay Fixed
1.467% Annually, Receive Variable 0.162%
(GBP SONIA) Annually, 3/18/52 19,189 8,002 1 8,001
50 Year Interest Rate Swap, Pay Fixed
0.742% Annually, Receive Variable 0.162%
(GBP SONIA) Annually, 9/27/71 8,815 5,792 7 5,785
Total United Kingdom 67,399
Total Centrally Cleared Interest Rate Swaps 57,925
Zero-Coupon Inflation Swaps (0.1)%
Foreign/Europe (0.2)%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.093% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 74,483 (1,305) — (1,305)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.113% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 73,849 (1,366) — (1,366)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.190% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 66,830 (1,489) — (1,489)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.203% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 73,848 (1,689) 1 (1,690)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.205% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 66,830 (1,537) — (1,537)
Total Foreign/Europe (7,387)
United States 0.1%
5 Year Zero-Coupon Inflation Swap
Receive Fixed 2.865% at Maturity, Pay
Variable (Change in CPI) at Maturity,
8/17/27 152,469 2,322 — 2,322
5 Year Zero-Coupon Inflation Swap
Receive Fixed 2.880% at Maturity, Pay
Variable (Change in CPI) at Maturity,
8/18/27 68,130 1,110 — 1,110
5 Year Zero-Coupon Inflation Swap
Receive Fixed 2.883% at Maturity, Pay
Variable (Change in CPI) at Maturity,
8/18/27 68,130 1,118 1 1,117
5 Year Zero-Coupon Inflation Swap
Receive Fixed 2.888% at Maturity, Pay
Variable (Change in CPI) at Maturity,
8/18/27 75,791 1,262 1 1,261
10 Year Zero-Coupon Inflation Swap
Receive Fixed 2.609% at Maturity, Pay
Variable (Change in CPI) at Maturity,
2/10/32 46,520 (925) 1 (926)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Receive Fixed 3.098% at Maturity, Pay
Variable (Change in CPI) at Maturity,
3/10/32 45,150 1,286 — 1,286
Total United States 6,170
Total Centrally Cleared Zero-Coupon Inflation Swaps (1,217)
Total Centrally Cleared Swaps 64,201
Net payments (receipts) of variation margin to date (81,521)
Variation margin receivable (payable) on centrally cleared swaps $ (17,320)
* Credit ratings as of September 30, 2022. Ratings shown are from Moody’s Investors
Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used.
Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(711).

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/21/22 CAD 86,120 USD 65,364 $ (3,023)
Bank of America 10/21/22 USD 1,715 EUR 1,779 (31)
Bank of America 10/21/22 USD 11,785 SEK 124,784 531
Bank of America 12/16/22 HUF 3,284,182 USD 8,262 (818)
Bank of America 12/16/22 PLN 34,232 USD 6,831 (14)
Bank of America 12/16/22 USD 8,454 HUF 3,516,835 482
Bank of America 12/16/22 USD 7,328 PLN 34,232 512
Barclays Bank 10/7/22 USD 75,279 KRW 97,144,646 7,492
Barclays Bank 10/7/22 USD 76,416 TWD 2,234,330 6,081
Barclays Bank 10/21/22 USD 23,163 MXN 467,308 50
Barclays Bank 12/2/22 USD 64,568 BRL 337,716 2,847
BNP Paribas 10/7/22 KRW 6,204,811 USD 4,738 (408)
BNP Paribas 10/14/22 RON 3,767 USD 765 (20)
BNP Paribas 10/20/22 USD 11,625 ILS 40,268 314
BNP Paribas 10/21/22 EUR 10,755 USD 10,987 (431)
BNP Paribas 10/21/22 JPY 7,198,916 USD 54,218 (4,381)
BNP Paribas 10/21/22 USD 94,495 AUD 136,103 7,415
BNP Paribas 10/21/22 USD 328,089 EUR 324,008 10,086
BNP Paribas 10/21/22 USD 32,678 MXN 670,203 (472)
BNP Paribas 10/21/22 USD 6,866 NZD 10,974 724
BNP Paribas 10/21/22 USD 11,725 RSD 1,361,316 358
BNP Paribas 10/21/22 USD 23,473 SEK 249,568 964
BNP Paribas 12/9/22 CLP 2,009,232 USD 2,025 25
BNP Paribas 12/9/22 USD 46,776 CLP 42,891,478 3,034
BNP Paribas 12/9/22 USD 15,521 MYR 69,244 697
BNP Paribas 12/16/22 CZK 1,137,063 USD 46,647 (1,622)
BNP Paribas 12/16/22 USD 1,678 HUF 698,431 95
Canadian Imperial Bank
of Commerce 12/15/22 USD 13,617 ZAR 238,120 549
Canadian Imperial Bank
of Commerce 12/16/22 USD 189,724 CNH 1,311,578 5,723
Citibank 10/7/22 INR 3,722,583 USD 45,414 290
Citibank 10/7/22 USD 43,081 INR 3,401,059 1,325
Citibank 10/14/22 USD 42,429 RON 209,449 1,029
Citibank 10/20/22 ILS 932,592 USD 269,624 (7,662)
Citibank 10/20/22 USD 262,641 ILS 921,785 3,714
Citibank 10/21/22 JPY 6,268,875 USD 47,442 (4,044)
Citibank 10/21/22 MXN 1,402,298 USD 70,363 (1,003)
Citibank 10/21/22 RSD 116,664 USD 989 (15)
Citibank 10/21/22 USD 22,252 AUD 32,341 1,560
Citibank 10/21/22 USD 114,048 MXN 2,303,302 123
Citibank 10/21/22 USD 15,993 MXN 326,090 (136)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 10/21/22 USD 20,667 NZD 34,521 $ 1,347
Citibank 10/21/22 USD 7,269 RSD 838,140 271
Citibank 10/21/22 USD 11,793 SEK 124,784 539
Citibank 12/16/22 USD 83,422 GBP 78,798 (4,662)
Citibank 12/16/22 USD 3,000 HUF 1,265,985 131
Citibank 1/19/23 USD 259,619 ILS 893,090 6,779
Citibank 1/19/23 USD 44,930 INR 3,722,583 (203)
Deutsche Bank 10/7/22 INR 3,102,150 USD 38,073 14
Deutsche Bank 10/21/22 USD 473,717 EUR 470,011 12,417
Deutsche Bank 1/19/23 USD 37,705 INR 3,102,150 95
Goldman Sachs 10/7/22 INR 3,195,212 USD 39,028 201
Goldman Sachs 10/7/22 TWD 4,135,749 USD 129,808 384
Goldman Sachs 10/7/22 TWD 236,717 USD 7,948 (496)
Goldman Sachs 10/7/22 USD 47,572 INR 3,775,067 1,224
Goldman Sachs 10/7/22 USD 73,149 TWD 2,138,136 5,841
Goldman Sachs 10/21/22 EUR 64,099 USD 66,556 (3,645)
Goldman Sachs 10/21/22 JPY 17,025,536 USD 117,919 (53)
Goldman Sachs 10/21/22 USD 119,073 SEK 1,244,565 6,822
Goldman Sachs 12/9/22 USD 25,763 THB 934,630 867
Goldman Sachs 12/16/22 USD 36,535 GBP 32,643 45
Goldman Sachs 1/19/23 USD 38,606 INR 3,195,212 (133)
Goldman Sachs 1/19/23 USD 96,000 TWD 3,041,634 20
Goldman Sachs 1/19/23 USD 34,483 TWD 1,094,115 (42)
HSBC Bank 10/7/22 INR 333,355 USD 4,183 (90)
HSBC Bank 10/21/22 AUD 76,564 USD 51,393 (2,407)
HSBC Bank 12/9/22 USD 5,345 MYR 23,915 225
HSBC Bank 12/9/22 USD 12,520 THB 455,108 397
JPMorgan Chase 10/14/22 RON 123,661 USD 25,103 (660)
JPMorgan Chase 10/20/22 USD 4,846 CHF 4,740 34
JPMorgan Chase 10/20/22 USD 3,688 ILS 12,749 106
JPMorgan Chase 10/21/22 AUD 11,362 USD 7,637 (367)
JPMorgan Chase 10/21/22 USD 134,793 EUR 131,959 5,279
JPMorgan Chase 10/21/22 USD 15,850 SEK 164,202 1,040
JPMorgan Chase 12/9/22 USD 19,973 PHP 1,133,031 810
JPMorgan Chase 12/16/22 CNH 325,523 USD 45,527 140
JPMorgan Chase 12/16/22 CNH 986,056 USD 138,543 (211)
JPMorgan Chase 12/16/22 USD 8,002 HUF 3,323,991 468
Morgan Stanley 10/20/22 CHF 49,864 USD 51,466 (841)
Morgan Stanley 10/20/22 USD 46,342 CHF 45,124 530
Morgan Stanley 10/21/22 USD 12,314 MXN 248,237 36
Morgan Stanley 10/21/22 USD 19,088 NZD 31,131 1,665
Morgan Stanley 12/2/22 USD 63,213 BRL 332,675 2,413

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 12/9/22 USD 52,161 CLP 47,406,370 $ 3,814
Morgan Stanley 12/16/22 CHF 45,124 USD 46,593 (495)
Morgan Stanley 12/16/22 GBP 5,257 USD 5,695 181
RBC Dominion Securities 10/21/22 USD 97,071 NZD 159,632 7,729
Standard Chartered 10/7/22 KRW 90,939,835 USD 63,107 351
Standard Chartered 10/21/22 USD 10,163 EUR 10,102 248
Standard Chartered 12/9/22 USD 6,105 MYR 27,328 254
Standard Chartered 1/19/23 USD 63,393 KRW 90,939,835 (10)
State Street 10/21/22 AUD 20,943 USD 14,014 (614)
State Street 10/21/22 EUR 116,417 USD 117,001 (2,742)
State Street 10/21/22 JPY 23,983,272 USD 170,431 (4,398)
State Street 10/21/22 USD 70,060 AUD 101,484 5,129
State Street 10/21/22 USD 35,335 EUR 35,190 797
State Street 12/16/22 USD 485,267 GBP 414,601 21,806
UBS Investment Bank 10/7/22 USD 39,926 INR 3,177,174 919
UBS Investment Bank 10/20/22 ILS 42,211 USD 13,093 (1,236)
UBS Investment Bank 10/21/22 EUR 37,140 USD 38,428 (1,977)
UBS Investment Bank 10/21/22 USD 9,056 AUD 13,054 704
UBS Investment Bank 10/21/22 USD 147,143 JPY 19,831,649 9,851
UBS Investment Bank 10/21/22 USD 20,721 NZD 34,521 1,400
UBS Investment Bank 12/2/22 USD 64,958 BRL 337,716 3,237
UBS Investment Bank 12/9/22 USD 35,653 PHP 2,023,045 1,437
UBS Investment Bank 12/9/22 USD 49,932 THB 1,777,395 2,587
UBS Investment Bank 12/15/22 USD 184,321 ZAR 3,181,080 9,748
UBS Investment Bank 12/16/22 USD 2,520 HUF 1,050,547 139
Net unrealized gain (loss) on open forward
currency exchange contracts $ 127,129

T. ROWE PRICE Dynamic Global Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 2,218 Commonwealth of Australia ten year
bond contracts 12/22 166,158 $ (2,664)
Short, 2,470 Euro BOBL contracts 12/22 (289,881) 7,541
Short, 2,936 Euro BTP contracts 12/22 (322,214) 14,187
Long, 2,006 Euro BUND contracts 12/22 272,269 (838)
Long, 381 Euro BUXL thirty year bond contracts 12/22 54,755 626
Short, 1,216 Long Gilt ten year contracts 12/22 (130,885) 6,472
Long, 8,358 Republic of South Korea three year bond
contracts 12/22 595,172 (7,218)
Long, 5,480 U.S. Treasury Notes ten year contracts 12/22 614,103 (594)
Net payments (receipts) of variation margin to date (21,054)
Variation margin receivable (payable) on open futures contracts $ (3,542)

T. ROWE PRICE Dynamic Global Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — $ — $ 2,014++
Totals $ —# $ — $ 2,014+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 142,332  ¤  ¤ $ 253,534
Total $ 253,534^
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $2,014 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $253,534.

T. ROWE PRICE Dynamic Global Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dynamic Global Bond Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Dynamic Global Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Dynamic Global Bond Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dynamic Global Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,094,721 $ — $ 4,094,721
Common Stocks — 222 — 222
Private Investment Company
2
— — — 2,589
Short-Term Investments 226,435 129,155 — 355,590
Securities Lending Collateral 27,099 — — 27,099
Options Purchased — 28,553 — 28,553
Total Securities 253,534 4,252,651 — 4,508,774
Swaps* — 96,490 — 96,490
Forward Currency Exchange
Contracts — 176,491 — 176,491
Futures Contracts* 28,826 — — 28,826
Total $ 282,360 $ 4,525,632 $ — $ 4,810,581
Liabilities
Swaps* $ — $ 36,145 $ — $ 36,145
Forward Currency Exchange
Contracts — 49,362 — 49,362
Futures Contracts* 11,314 — — 11,314
Total $ 11,314 $ 85,507 $ — $ 96,821
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Corporate Bonds,
Government Bonds, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities
and U.S. Treasury Obligations.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of
Investments.

T. ROWE PRICE Dynamic Global Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F35-054Q3 09/22
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.